CONVERTIBLE NOTES (Details Textual)						1 Months Ended																3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 10, 2015 USD ($)	Jul. 15, 2015 USD ($)	Feb. 17, 2015	Dec. 10, 2014 USD ($)	Jul. 02, 2014 USD ($) $ / shares shares	Oct. 31, 2015 shares	May. 19, 2015	Apr. 27, 2015 USD ($)	Apr. 24, 2015 USD ($)	Apr. 20, 2015 USD ($)	Mar. 20, 2015	Mar. 12, 2015 USD ($) $ / shares	Feb. 20, 2015 USD ($)	Feb. 15, 2015 USD ($)	Feb. 10, 2015	Jan. 30, 2015 USD ($)	Nov. 17, 2014 USD ($)	Aug. 06, 2014 USD ($) $ / shares	May. 30, 2014 USD ($)	May. 29, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 04, 2015 USD ($)	Jul. 02, 2014 AUD / shares	May. 08, 2014 USD ($)	Sep. 30, 2013 AUD AUD / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount																		$ 250,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.0709
Share Price | $ / shares																							$ 0.0279		$ 0.0899
Debt Instrument, Unamortized Discount																		25,000										$ 20,000
DerivativeLiabilities																							$ 2,593,491		$ 1,049,929	$ 158,244	$ 0
Stock Issued During Period, Shares, New Issues | shares						1,500,000
Discounts related to warrants issued with convertible debenture																							1,619,075	$ 0	0	$ 133,095
Debt Instrument, Periodic Payment					$ 154,798
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							55.00%
Interest Payable																							7,339
Six Month Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														5.00%
Debt Instrument, Maturity Date														Aug. 15, 2015
Debt Instrument, Increase, Accrued Interest														$ 1,677									2,764
Debt Instrument, Unamortized Premium														$ 60,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														60.00%
Debt Instrument, Periodic Payment, Principal																							85,000
Additionally Debt Instrument Unamortized Premium																							56,667
Two Year Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Debt Instrument, Maturity Date												Mar. 11, 2017
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.0175
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												75.00%
Interest Payable																							$ 4,849		$ 1,825
August 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																					$ 63,196	$ 63,196
September 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																					46,446	$ 46,446
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumptions, Expected Volatility Rate																						53.00%	296.00%		408.00%	134.00%
Fair Value Assumptions, Expected Term																						5 years	2 years 9 months		3 years 3 months	4 years 3 months
Fair Value Assumptions, Risk Free Interest Rate																						0.40%	1.31%		1.63%	0.47%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 25,000		250,000			$ 139,680	$ 139,680								$ 25,000	AUD 150,000
Debt Instrument, Interest Rate, Stated Percentage																					12.00%	12.00%								10.00%	12.00%
Debt Instrument, Convertible, If-converted Value in Excess of Principal																											$ 27,963
Debt Instrument, Increase, Accrued Interest					$ 15,118											$ 1,466									$ 2,134
Debt Instrument, Convertible, Conversion Price | (per share)					$ 0.0709																								AUD 0.075		AUD 0.075
Debt Instrument, Unamortized Discount																		$ 25,000
Stock Issued During Period, Shares, New Issues | shares					2,183,333
Debt Instrument, Debt Default, Interest Rate																			16.00%
Discounts related to warrants issued with convertible debenture					$ 139,680
Percentage of Consideration Received																		10.00%
Interest Rate on Payment of Consideration																		0.00%
Debt Instrument, Interest Rate During Period																		12.00%
Debt Instrument, Periodic Payment																									$ 25,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																		60.00%							12.00%
Debt Instrument, Convertible, Stock Price Trigger | $ / shares																		$ 0.09
Interest Payable																									$ 250,000
Convertible Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																					3,000,000
Debt Instrument, Convertible, Conversion Price | (per share)																					$ 0.0698	$ 0.0698									AUD 0.075
Share Price | $ / shares																					$ 0.20	$ 0.20
Fair Value Assumptions, Expected Volatility Rate																					53.00%
Fair Value Assumptions, Expected Term																					27 months
Fair Value Assumptions, Risk Free Interest Rate																					0.40%
Debt Instrument, Unamortized Discount																					$ 400,000	$ 400,000
DerivativeLiabilities																					140,000	$ 140,000
Increase Decrease In Derivative Liabilities																					$ 260,000
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 75,000					60,453
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Debt Instrument, Maturity Date																				May 29, 2015
Debt Instrument, Unamortized Discount																				$ 61,364
Debt Instrument, Convertible, Threshold Trading Days																				180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																				55.00%
Interest and Debt Expense																									51,089	$ 10,275
Debt Instrument, Periodic Payment, Principal	$ 27,500																								14,547
Debt Instrument, Periodic Payment, Interest	3,607																								218
Additionally Debt Instrument Unamortized Premium	90,000																								61,364
Prepayment Penalties	$ 58,893
Convertible Notes Payable One [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									4,352
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																				$ 75,000					63,245
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Debt Instrument, Maturity Date																				May 29, 2015
Debt Instrument, Unamortized Discount																				$ 61,364
Debt Instrument, Convertible, Terms of Conversion Feature															The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Companys common stock for the ten prior trading days prior to the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days																				180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																				55.00%
Interest and Debt Expense																							$ 9,409		51,089	10,275
Debt Instrument, Periodic Payment, Principal																							45,000		11,755
Debt Instrument, Periodic Payment, Interest																							1,887		553
Additionally Debt Instrument Unamortized Premium																							36,818		61,364
Convertible Notes Payable Two [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									3,313
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 50,000
Debt Instrument, Interest Rate, Stated Percentage																			8.00%
Debt Instrument, Maturity Date																			May 30, 2015
Debt Instrument, Unamortized Discount																			$ 40,909
Debt Instrument, Convertible, Terms of Conversion Feature			The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Companys common stock for the ten prior trading days prior to the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days																			180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																			55.00%
Interest and Debt Expense																							9,409		34,273	$ 6,636
Debt Instrument, Periodic Payment, Principal																							45,000		50,000
Debt Instrument, Periodic Payment, Interest																							2,229		3,346
Additionally Debt Instrument Unamortized Premium																							36,818		40,909
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																	$ 43,000
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Debt Instrument, Maturity Date																	Aug. 20, 2015
Debt Instrument, Unamortized Discount																	$ 31,138
Debt Instrument, Convertible, Terms of Conversion Feature												The note is convertible at the option of the holder at any time at a rate of 55% of the Companys common stock for the average of the lowest three trading prices in the ten prior trading days including the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days																	180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																	58.00%
Debt Instrument, Periodic Payment, Principal																							170,500		27,851
Debt Instrument, Periodic Payment, Interest																							8,580		1,527
Additionally Debt Instrument Unamortized Premium																							139,500
Repayments of Debt																									61,632
Debt Instrument, Annual Principal Payment																									43,000
Prepayment Penalties																									17,105
Debt Instrument, Increase (Decrease), Other, Net																									3,287
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 28,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Maturity Date				Sep. 12, 2015
Debt Instrument, Increase, Accrued Interest																									853
Debt Instrument, Unamortized Discount				$ 20,276
Debt Instrument, Convertible, Terms of Conversion Feature											The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Companys common stock for the average of the lowest three trading priced in the ten prior trading days including the date upon which the conversion notice was received.
Debt Instrument, Convertible, Threshold Trading Days				180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				58.00%
Debt Instrument, Periodic Payment, Principal																							150,000		15,657
Debt Instrument, Periodic Payment, Interest																							9,436
Additionally Debt Instrument Unamortized Premium																							122,727
Repayments of Debt																									38,654
Debt Instrument, Annual Principal Payment																									28,000
Prepayment Penalties																									9,801
Debt Instrument, Increase (Decrease), Other, Net																									4,619
Convertible Back-End Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 75,000
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date																			130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date																			140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date																			150.00%
Convertible Back-End Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 75,000
Convertible Back-End Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																			$ 50,000
Convertible Back-End Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger											55.00%
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 104,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Maturity Date												Dec. 16, 2015
Debt Instrument, Increase, Accrued Interest																									2,530
Debt Instrument, Unamortized Premium												$ 75,310													46,441
Debt Instrument, Convertible, Threshold Trading Days												180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												58.00%
Interest and Debt Expense																							6,276		46,441
Debt Instrument, Periodic Payment, Interest		$ 2,872
Additionally Debt Instrument Unamortized Premium																							22,593
Repayments of Debt		137,915
Debt Instrument, Annual Principal Payment		$ 104,000
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													$ 58,000
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Debt Instrument, Maturity Date													Jul. 27, 2015
Debt Instrument, Unamortized Premium													$ 58,000												36,411
Debt Instrument, Convertible, Threshold Trading Days													180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													50.00%
Debt Instrument, Periodic Payment, Interest																									2,212
Repayments of Debt																									83,512
Debt Instrument, Annual Principal Payment																									58,000
Prepayment Penalties																									23,300
Debt Instrument, Increase (Decrease), Other, Net																									21,589
Convertible Note Payable Nine [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 17,500
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Debt Instrument, Maturity Date										Apr. 20, 2016
Debt Instrument, Increase, Accrued Interest																							59		272
Debt Instrument, Unamortized Premium										$ 14,318
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger										55.00%
Debt Instrument, Periodic Payment, Principal																							16,500
Debt Instrument, Periodic Payment, Interest																							803
Additionally Debt Instrument Unamortized Premium																							13,500
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest									$ 671
Debt Instrument, Unamortized Discount									7,500
Debt Instrument, Unamortized Premium									$ 36,818
Debt Instrument, Convertible, Threshold Trading Days									180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									55.00%
Interest and Debt Expense									$ 13,909														22,909		13,909
Debt Instrument, Periodic Payment, Principal																							45,000
Debt Instrument, Periodic Payment, Interest																							1,765
Additionally Debt Instrument Unamortized Premium																							36,818
Convertible Notes Payable Eleven [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																							2,430		671
Debt Instrument, Unamortized Discount									7,500
Debt Instrument, Unamortized Premium									$ 36,818
Debt Instrument, Convertible, Threshold Trading Days									180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									55.00%
Interest and Debt Expense																							22,909		13,909
Debt Instrument, Periodic Payment, Principal																							1,000
Debt Instrument, Periodic Payment, Interest																							46
Additionally Debt Instrument Unamortized Premium																							818
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																									$ 2,429
Debt Instrument, Unamortized Discount								$ 13,000
Debt Instrument, Unamortized Premium								$ 139,500
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger								55.00%
Debt Instrument, Periodic Payment, Principal																							170,500
Debt Instrument, Periodic Payment, Interest																							8,303
Additionally Debt Instrument Unamortized Premium																							$ 139,500